Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI ACWI ex U.S. ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.0%
iShares MSCI ACWI ex U.S. ETF(a)	3,215,925	$133,203,614

Total Investment Companies
(Cost: $156,221,722)		133,203,614

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(a)(b)	50,000	50,000

Total Short-Term Securities — 0.0%
(Cost: $50,000)		50,000

Total Investments in Securities — 100.0%
(Cost: $156,271,722)		133,253,614

Other Assets Less Liabilities — 0.0%		11,614

Net Assets — 100.0%		$133,265,228

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$210,000	$—	$(160,000	)(a)	$—	$—	$50,000	50,000	$1,423	$—
iShares MSCI ACWI ex U.S. ETF	120,412,275	26,360,043	(9,533)		(3,439)	(13,555,732)	133,203,614	3,215,925	—	—
					$(3,439)	$(13,555,732)	$133,253,614		$1,423	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	10,164,000	USD	6,499,624	BNP Paribas SA	11/04/22	$2,133
BRL	11,956,000	USD	2,277,673	Morgan Stanley & Co. International PLC	11/04/22	36,348
CAD	436,000	USD	315,927	HSBC Bank PLC	11/04/22	4,109
CAD	14,686,000	USD	10,766,468	State Street Bank and Trust Co.	11/04/22	13,452
CLP	274,762,000	USD	290,761	Morgan Stanley & Co. International PLC	11/04/22	422
DKK	586,000	USD	77,377	Bank of America N.A.	11/04/22	412
DKK	585,000	USD	77,176	Deutsche Bank Securities Inc.	11/04/22	480
EUR	965,000	USD	946,943	JPMorgan Chase Bank N.A.	11/04/22	6,848
EUR	114,000	USD	111,919	Morgan Stanley & Co. International PLC	11/04/22	757
GBP	411,000	USD	458,170	Bank of America N.A.	11/04/22	13,189
HKD	86,293,000	USD	10,993,355	State Street Bank and Trust Co.	11/04/22	334
ILS	72,000	USD	20,219	JPMorgan Chase Bank N.A.	11/04/22	159

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI ACWI ex U.S. ETF
October 31, 2022

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	467,349,000	USD	5,644,243	Morgan Stanley & Co. International PLC	11/04/22	$307
KRW	7,751,920,000	USD	5,428,323	Morgan Stanley & Co. International PLC	11/04/22	10,394
MXN	17,413,000	USD	877,123	Citibank N.A.	11/04/22	1,586
MXN	511,000	USD	25,289	Morgan Stanley & Co. International PLC	11/04/22	497
MYR	2,689,000	USD	568,798	Morgan Stanley & Co. International PLC	11/04/22	79
NOK	354,000	USD	32,492	Bank of America N.A.	11/04/22	1,562
NOK	228,000	USD	20,942	HSBC Bank PLC	11/04/22	991
NOK	6,800,000	USD	654,086	State Street Bank and Trust Co.	11/04/22	43
NZD	2,000	USD	1,125	Bank of America N.A.	11/04/22	38
NZD	266,000	USD	154,535	JPMorgan Chase Bank N.A.	11/04/22	124
SEK	1,312,000	USD	118,271	Societe Generale	11/04/22	572
SEK	29,987,000	USD	2,713,964	State Street Bank and Trust Co.	11/04/22	2,298
SGD	26,000	USD	18,112	JPMorgan Chase Bank N.A.	11/04/22	255
TRY	82,000	USD	4,235	Citibank N.A.	11/04/22	164
TWD	167,409,000	USD	5,188,161	Morgan Stanley & Co. International PLC	11/04/22	4,851
USD	70,421	AUD	109,000	Barclays Bank PLC	11/04/22	695
USD	6,194,821	AUD	9,632,000	BNP Paribas SA	11/04/22	33,376
USD	141,103	AUD	220,000	Citibank N.A.	11/04/22	373
USD	81,464	AUD	125,000	JPMorgan Chase Bank N.A.	11/04/22	1,503
USD	117,225	CAD	159,000	HSBC Bank PLC	11/04/22	515
USD	71,120	CHF	71,000	Banco Santander Central Hispano	11/04/22	201
USD	200,865	CHF	199,000	Bank of America N.A.	11/04/22	2,092
USD	31,581	CHF	31,000	Morgan Stanley & Co. International PLC	11/04/22	617
USD	8,379,889	CHF	8,227,000	State Street Bank and Trust Co.	11/04/22	162,271
USD	5,260	CLP	4,952,000	Morgan Stanley & Co. International PLC	11/04/22	12
USD	414	CNH	3,000	Barclays Bank PLC	11/04/22	5
USD	42,781	CNH	305,000	BNP Paribas SA	11/04/22	1,205
USD	1,923,662	CNH	13,711,000	Citibank N.A.	11/04/22	54,673
USD	29,877	CNH	217,000	HSBC Bank PLC	11/04/22	297
USD	20,271	CNH	147,000	JPMorgan Chase Bank N.A.	11/04/22	233
USD	40,688	CNH	290,000	Morgan Stanley & Co. International PLC	11/04/22	1,157
USD	43,094	CNY	305,000	State Street Bank and Trust Co.	11/04/22	1,352
USD	24,258	DKK	181,000	Barclays Bank PLC	11/04/22	231
USD	286,207	EUR	287,000	BNP Paribas SA	11/04/22	2,540
USD	137,701	GBP	119,000	Barclays Bank PLC	11/04/22	1,225
USD	242,197	HKD	1,900,000	Barclays Bank PLC	11/04/22	138
USD	227,012	HKD	1,781,000	Bank of America N.A.	11/04/22	113
USD	157,879	HKD	1,239,000	HSBC Bank PLC	11/04/22	31
USD	1,911	HKD	15,000	JPMorgan Chase Bank N.A.	11/04/22	—
USD	11,522,370	HKD	90,391,000	State Street Bank and Trust Co.	11/04/22	6,598
USD	14,763	ILS	52,000	Bank of America N.A.	11/04/22	46
USD	5,668	ILS	20,000	Citibank N.A.	11/04/22	7
USD	5,756,258	INR	470,303,000	Morgan Stanley & Co. International PLC	11/04/22	76,030
USD	397,569	JPY	57,564,000	Banco Santander Central Hispano	11/04/22	10,358
USD	228,281	JPY	32,938,000	BNP Paribas SA	11/04/22	6,719
USD	350,861	JPY	51,408,000	Bank of America N.A.	11/04/22	5,058
USD	915	JPY	132,000	Citibank N.A.	11/04/22	27
USD	17,620,159	JPY	2,543,137,000	State Street Bank and Trust Co.	11/04/22	513,420
USD	168,659	KRW	238,264,000	Morgan Stanley & Co. International PLC	11/04/22	1,494
USD	591,529	MYR	2,756,000	Morgan Stanley & Co. International PLC	11/04/22	8,478
USD	7,206	NOK	74,000	Barclays Bank PLC	11/04/22	88
USD	1,751	NZD	3,000	HSBC Bank PLC	11/04/22	7
USD	30,918	SEK	339,000	Barclays Bank PLC	11/04/22	211

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI ACWI ex U.S. ETF
October 31, 2022

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	34,625	SEK	381,000	Citibank N.A.	11/04/22	$113
USD	11,358	SGD	16,000	Bank of America N.A.	11/04/22	55
USD	26,922	THB	1,010,000	Bank of America N.A.	11/04/22	382
USD	8,382	THB	317,000	Morgan Stanley & Co. International PLC	11/04/22	52
USD	41,619	THB	1,570,000	State Street Bank and Trust Co.	11/04/22	363
USD	725,861	THB	27,358,000	UBS AG	11/04/22	6,954
USD	5,597,314	TWD	177,962,000	Morgan Stanley & Co. International PLC	11/04/22	76,948
USD	27,490	ZAR	496,000	Barclays Bank PLC	11/04/22	491
USD	1,242,953	ZAR	22,402,000	Citibank N.A.	11/04/22	23,567
USD	27,996	ZAR	505,000	Deutsche Bank Securities Inc.	11/04/22	508
USD	19,527	ZAR	358,000	JPMorgan Chase Bank N.A.	11/04/22	40
USD	11,318	ZAR	204,000	Morgan Stanley & Co. International PLC	11/04/22	214
USD	14,463	ZAR	260,000	State Street Bank and Trust Co.	11/04/22	311
ZAR	23,428,000	USD	1,274,612	Citibank N.A.	11/04/22	622
CNH	13,000	USD	1,775	BNP Paribas SA	12/06/22	—
CNY	866,000	USD	118,383	State Street Bank and Trust Co.	12/06/22	868
NZD	7,000	USD	4,069	Morgan Stanley & Co. International PLC	12/06/22	3
THB	156,000	USD	4,109	Citibank N.A.	12/06/22	1
USD	255,674	CHF	255,000	Citibank N.A.	12/06/22	44
USD	276,807	CHF	276,000	Morgan Stanley & Co. International PLC	12/06/22	126
USD	8,440,494	CHF	8,416,000	State Street Bank and Trust Co.	12/06/22	3,713
USD	2,007,573	CNH	14,687,000	Citibank N.A.	12/06/22	1,690
USD	74,038	DKK	556,000	Bank of America N.A.	12/06/22	41
USD	129,905	DKK	976,000	Morgan Stanley & Co. International PLC	12/06/22	10
USD	2,147,402	DKK	16,134,000	State Street Bank and Trust Co.	12/06/22	147
USD	660,205	EUR	666,000	State Street Bank and Trust Co.	12/06/22	358
USD	141,746	GBP	123,000	Bank of America N.A.	12/06/22	547
USD	13,210,283	GBP	11,464,000	State Street Bank and Trust Co.	12/06/22	50,137
USD	10,999,934	HKD	86,293,000	State Street Bank and Trust Co.	12/06/22	19
USD	21,642	ILS	76,000	Bank of America N.A.	12/06/22	91
USD	11,943	ILS	42,000	HSBC Bank PLC	12/06/22	33
USD	465,889	ILS	1,636,000	JPMorgan Chase Bank N.A.	12/06/22	1,973
USD	359,821	JPY	53,273,000	Barclays Bank PLC	12/06/22	134
USD	18,292,596	JPY	2,708,724,000	Citibank N.A.	12/06/22	3,935
USD	27,310	MXN	544,000	Morgan Stanley & Co. International PLC	12/06/22	16
USD	18,502	NOK	192,000	Citibank N.A.	12/06/22	13
USD	45,227	SGD	64,000	Bank of America N.A.	12/06/22	7
USD	1,128,777	SGD	1,597,000	JPMorgan Chase Bank N.A.	12/06/22	402
USD	20,915	ZAR	385,000	State Street Bank and Trust Co.	12/06/22	11
						1,170,739
AUD	95,000	USD	61,104	BNP Paribas SA	11/04/22	(334)
AUD	69,000	USD	44,318	HSBC Bank PLC	11/04/22	(180)
CHF	242,000	USD	246,171	Citibank N.A.	11/04/22	(4,446)
CHF	8,416,000	USD	8,411,357	State Street Bank and Trust Co.	11/04/22	(4,955)
CNH	14,687,000	USD	2,003,957	Citibank N.A.	11/04/22	(1,926)
CNH	291,000	USD	40,798	UBS AG	11/04/22	(1,131)
DKK	16,134,000	USD	2,142,200	State Street Bank and Trust Co.	11/04/22	(480)
EUR	25,232,000	USD	24,941,327	BNP Paribas SA	11/04/22	(2,409)
GBP	11,225,000	USD	12,924,589	State Street Bank and Trust Co.	11/04/22	(51,094)
HKD	2,371,000	USD	302,236	Bank of America N.A.	11/04/22	(172)
HKD	6,662,000	USD	849,272	Morgan Stanley & Co. International PLC	11/04/22	(537)
ILS	1,636,000	USD	464,875	JPMorgan Chase Bank N.A.	11/04/22	(1,860)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI ACWI ex U.S. ETF
October 31, 2022

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	10,064,000	USD	123,204	Morgan Stanley & Co. International PLC	11/04/22	$(1,652)
JPY	37,210,000	USD	257,830	Bank of America N.A.	11/04/22	(7,532)
JPY	2,688,666,000	USD	18,092,599	Citibank N.A.	11/04/22	(6,940)
MYR	67,000	USD	14,380	Morgan Stanley & Co. International PLC	11/04/22	(206)
SGD	1,597,000	USD	1,128,557	JPMorgan Chase Bank N.A.	11/04/22	(399)
THB	30,341,000	USD	797,597	Citibank N.A.	11/04/22	(304)
THB	612,000	USD	16,205	HSBC Bank PLC	11/04/22	(123)
TRY	2,742,000	USD	147,312	Citibank N.A.	11/04/22	(221)
TWD	10,553,000	USD	332,069	Morgan Stanley & Co. International PLC	11/04/22	(4,716)
USD	54,125	AUD	86,000	Barclays Bank PLC	11/04/22	(888)
USD	96,554	AUD	154,000	HSBC Bank PLC	11/04/22	(1,957)
USD	1,258	AUD	2,000	Morgan Stanley & Co. International PLC	11/04/22	(21)
USD	2,200,918	BRL	11,956,000	Morgan Stanley & Co. International PLC	11/04/22	(113,103)
USD	463,407	CAD	637,000	BNP Paribas SA	11/04/22	(4,169)
USD	159,066	CAD	219,000	HSBC Bank PLC	11/04/22	(1,686)
USD	10,042,396	CAD	13,800,000	JPMorgan Chase Bank N.A.	11/04/22	(87,175)
USD	90,144	CAD	124,000	Morgan Stanley & Co. International PLC	11/04/22	(875)
USD	134,280	CAD	183,000	State Street Bank and Trust Co.	11/04/22	(47)
USD	1,995	CHF	2,000	Bank of America N.A.	11/04/22	(3)
USD	127,519	CHF	128,000	JPMorgan Chase Bank N.A.	11/04/22	(335)
USD	280,181	CLP	269,810,000	Morgan Stanley & Co. International PLC	11/04/22	(5,754)
USD	46,182	DKK	350,000	Barclays Bank PLC	11/04/22	(279)
USD	18,551	DKK	141,000	Bank of America N.A.	11/04/22	(166)
USD	60,401	DKK	458,000	HSBC Bank PLC	11/04/22	(397)
USD	2,135,633	DKK	16,175,000	State Street Bank and Trust Co.	11/04/22	(11,530)
USD	381,441	EUR	390,000	JPMorgan Chase Bank N.A.	11/04/22	(4,029)
USD	24,616,015	EUR	25,077,000	State Street Bank and Trust Co.	11/04/22	(169,704)
USD	546,692	EUR	557,000	UBS AG	11/04/22	(3,838)
USD	292,724	GBP	260,000	HSBC Bank PLC	11/04/22	(5,460)
USD	270,241	GBP	242,000	JPMorgan Chase Bank N.A.	11/04/22	(7,299)
USD	320,545	GBP	285,000	State Street Bank and Trust Co.	11/04/22	(6,310)
USD	11,985,485	GBP	10,730,000	UBS AG	11/04/22	(320,314)
USD	18,320	ILS	65,000	Bank of America N.A.	11/04/22	(76)
USD	431,726	ILS	1,532,000	Citibank N.A.	11/04/22	(1,855)
USD	11,016	ILS	39,000	HSBC Bank PLC	11/04/22	(21)
USD	85,493	INR	7,110,000	Morgan Stanley & Co. International PLC	11/04/22	(381)
USD	268,630	JPY	40,208,000	Barclays Bank PLC	11/04/22	(1,834)
USD	3,263	JPY	489,000	Bank of America N.A.	11/04/22	(27)
USD	5,231,411	KRW	7,513,656,000	Morgan Stanley & Co. International PLC	11/04/22	(40,141)
USD	781,913	MXN	15,812,000	Citibank N.A.	11/04/22	(16,005)
USD	45,743	MXN	925,000	Deutsche Bank Securities Inc.	11/04/22	(935)
USD	41,073	MXN	826,000	JPMorgan Chase Bank N.A.	11/04/22	(609)
USD	17,952	MXN	361,000	State Street Bank and Trust Co.	11/04/22	(265)
USD	21,896	NOK	234,000	Barclays Bank PLC	11/04/22	(614)
USD	9,705	NOK	103,000	Citibank N.A.	11/04/22	(203)
USD	5,484	NOK	58,000	Credit Suisse International	11/04/22	(96)
USD	94	NOK	1,000	Deutsche Bank Securities Inc.	11/04/22	(2)
USD	634,405	NOK	6,912,000	State Street Bank and Trust Co.	11/04/22	(30,498)
USD	2,268	NZD	4,000	Bank of America N.A.	11/04/22	(58)
USD	5,109	NZD	9,000	HSBC Bank PLC	11/04/22	(124)
USD	2,263	NZD	4,000	JPMorgan Chase Bank N.A.	11/04/22	(63)
USD	1,127	NZD	2,000	Morgan Stanley & Co. International PLC	11/04/22	(36)
USD	139,152	NZD	246,000	State Street Bank and Trust Co.	11/04/22	(3,878)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI ACWI ex U.S. ETF
October 31, 2022

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	42,100	SEK	472,000	Barclays Bank PLC	11/04/22	$(655)
USD	24,182	SEK	268,000	BNP Paribas SA	11/04/22	(94)
USD	82,035	SEK	915,000	Citibank N.A.	11/04/22	(847)
USD	2,609,868	SEK	28,924,000	UBS AG	11/04/22	(10,105)
USD	9,084	SGD	13,000	BNP Paribas SA	11/04/22	(100)
USD	23,792	SGD	34,000	Bank of America N.A.	11/04/22	(226)
USD	26,488	SGD	38,000	Morgan Stanley & Co. International PLC	11/04/22	(356)
USD	1,061,129	SGD	1,522,000	State Street Bank and Trust Co.	11/04/22	(14,047)
USD	6,541	THB	249,000	Citibank N.A.	11/04/22	(2)
USD	11,588	THB	444,000	HSBC Bank PLC	11/04/22	(79)
USD	131	THB	5,000	Morgan Stanley & Co. International PLC	11/04/22	(1)
USD	7,346	TRY	139,000	Citibank N.A.	11/04/22	(110)
USD	8,540	TRY	166,000	HSBC Bank PLC	11/04/22	(365)
USD	3,283	TRY	63,000	JPMorgan Chase Bank N.A.	11/04/22	(97)
USD	126,412	TRY	2,456,000	UBS AG	11/04/22	(5,337)
ZAR	797,000	USD	43,978	HSBC Bank PLC	11/04/22	(595)
HKD	11,323,000	USD	1,443,386	BNP Paribas SA	12/06/22	(24)
HKD	1,380,000	USD	175,918	Bank of America N.A.	12/06/22	(7)
SGD	56,000	USD	39,581	Citibank N.A.	12/06/22	(14)
TWD	11,400,000	USD	353,426	Morgan Stanley & Co. International PLC	12/06/22	(27)
USD	6,505,539	AUD	10,164,000	BNP Paribas SA	12/06/22	(2,429)
USD	159,382	AUD	249,000	Bank of America N.A.	12/06/22	(52)
USD	114,589	AUD	179,000	Citibank N.A.	12/06/22	(24)
USD	2,371,348	BRL	12,520,000	Morgan Stanley & Co. International PLC	12/06/22	(35,459)
USD	359,302	CAD	490,000	BNP Paribas SA	12/06/22	(467)
USD	346,951	CAD	473,000	Citibank N.A.	12/06/22	(336)
USD	10,768,694	CAD	14,686,000	State Street Bank and Trust Co.	12/06/22	(14,078)
USD	288,608	CLP	274,393,000	Morgan Stanley & Co. International PLC	12/06/22	(545)
USD	26,876,806	EUR	27,128,000	BNP Paribas SA	12/06/22	(546)
USD	5,922,817	INR	492,427,000	Morgan Stanley & Co. International PLC	12/06/22	(1,419)
USD	5,470,998	KRW	7,813,066,000	Morgan Stanley & Co. International PLC	12/06/22	(4,574)
USD	872,040	MXN	17,413,000	Citibank N.A.	12/06/22	(1,613)
USD	58,796	MXN	1,174,000	Deutsche Bank Securities Inc.	12/06/22	(106)
USD	593,935	MYR	2,811,000	Morgan Stanley & Co. International PLC	12/06/22	(844)
USD	31,484	NOK	327,000	Morgan Stanley & Co. International PLC	12/06/22	(4)
USD	654,750	NOK	6,800,000	State Street Bank and Trust Co.	12/06/22	(66)
USD	154,614	NZD	266,000	JPMorgan Chase Bank N.A.	12/06/22	(123)
USD	4,650	NZD	8,000	State Street Bank and Trust Co.	12/06/22	(4)
USD	73,445	SEK	809,000	Citibank N.A.	12/06/22	(3)
USD	190,125	SEK	2,096,000	Morgan Stanley & Co. International PLC	12/06/22	(167)
USD	2,719,502	SEK	29,987,000	State Street Bank and Trust Co.	12/06/22	(2,956)
USD	798,918	THB	30,341,000	Citibank N.A.	12/06/22	(479)
USD	27,002	THB	1,025,000	HSBC Bank PLC	12/06/22	(3)
USD	170,381	TRY	3,257,000	Citibank N.A.	12/06/22	(146)
USD	5,272,662	TWD	170,208,000	Morgan Stanley & Co. International PLC	12/06/22	(3,776)
USD	1,331,762	ZAR	24,542,000	Citibank N.A.	12/06/22	(756)
						(1,038,740)
						$131,999

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI ACWI ex U.S. ETF
October 31, 2022

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$133,203,614	$—	$—	$133,203,614
Money Market Funds	50,000	—	—	50,000
	$133,253,614	$—	$—	$133,253,614
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$1,170,739	$—	$1,170,739
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,038,740)	—	(1,038,740)
	$—	$131,999	$—	$131,999

(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviations

AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	MYR	Malaysian Ringgit
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNH	Chinese Yuan	SEK	Swedish Krona
CNY	Chinese Yuan	SGD	Singapore Dollar
DKK	Danish Krone	THB	Thai Baht
EUR	Euro	TRY	Turkish Lira
GBP	British Pound	TWD	New Taiwan Dollar
HKD	Hong Kong Dollar	USD	United States Dollar
ILS	Israeli Shekel	ZAR	South African Rand
INR	Indian Rupee
JPY	Japanese Yen